Supplementary Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplementary Cash Flow Information
Supplementary Cash Flow Information
(23)	Supplementary Cash Flow Information

	Yen (millions)
	2011	2010	2009
Cash paid during the year for:
Interest	25,457	26,706	34,443
Income taxes	122,057	61,155	177,624

Noncash investing and financial activities:
Capitalized lease assets	13,807	5,956	10,299
Conversion of convertible bonds issued by the Company	638	2	—

The payments for the purchase and the proceeds from the sale of securities classified as available-for-sale disclosed in note 3 are included in purchase of investments in securities and shares of newly consolidated subsidiaries and proceeds from sale of investments in securities and shares of consolidated subsidiaries resulting in deconsolidation on the consolidated statements of cash flows.